Significant Accounting Policies (Tables)	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Significant Accounting Policies [Abstract]
Schedule of Valuation of The Public Rights	The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Rights:
November 4, 2024
Underlying share price	$9.95
Pre-adjusted value per share right	$1.00
Market adjustment(1)	3.0%
Fair value per share right	$0.03

(1)      Market adjustment reflects additional factors not fully captured by low volatility selection, which may include likelihood of Business Combination occurring, market perception of lack of available or suitable targets, or possible post-acquisition decline of stock price prior to beginning of the exercise period. The adjustment is determined by comparing traded warrant prices to simulated model outputs.

The following table presents the quantitative information regarding market assumptions used in the level 3 valuation of the Public Rights:
November 4, 2024
Underlying share price	$9.95
Pre-adjusted value per share right	$1.00
Market adjustment(1)	3.0%
Fair value per share right	$0.03

(1)      Market adjustment reflects additional factors not fully captured by low volatility selection, which may include likelihood of Business Combination occurring, market perception of lack of available or suitable targets, or possible post-acquisition decline of stock price prior to beginning of the exercise period. The adjustment is determined by comparing traded rights prices to simulated model outputs.

Schedule of Class A Ordinary Share Subject To Possible Redemption	As of December 31, 2024, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:
Gross proceeds	$250,000,000
Less:
Proceeds allocated to Public Rights	(750,000)
Class A ordinary shares issuance costs	(11,358,489)
Plus:
Remeasurement of carrying value to redemption value	13,864,687
Class A ordinary shares subject to possible redemption, December 31, 2024	$251,756,198
As of September 30, 2025 and December 31, 2024, the Class A ordinary shares subject to possible redemption reflected in the condensed consolidated balance sheets are reconciled in the following table:
Gross proceeds	$250,000,000
Less:
Proceeds allocated to Public Rights	(750,000)
Class A ordinary shares issuance costs	(11,358,489)
Plus:
Remeasurement of carrying value to redemption value	13,864,687
Class A ordinary shares subject to possible redemption, December 31, 2024	251,756,198
Plus:
Remeasurement of carrying value to redemption value	2,636,302
Class A ordinary shares subject to possible redemption, March 31, 2025	254,392,500
Plus:
Remeasurement of carrying value to redemption value	2,652,210
Class A ordinary shares subject to possible redemption, June 30, 2025	257,044,710
Plus:
Remeasurement of carrying value to redemption value	2,685,470
Class A ordinary shares subject to possible redemption, September 30, 2025	$259,730,180

Schedule of Basic and Diluted Net Income Per Ordinary Share

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except per share amounts):

	For The Period from June 24, 2024 (Inception) Through December 31, 2024
	Class A	Class B
Basic and diluted net income per share of common stock:
Numerator:
Allocation of net income	$721,840	$797,823
Denominator:
Weighted-average shares outstanding	7,500,000	8,289,473
Basic and diluted net income per common stock	$0.10	$0.10

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended September 30,				For the Nine Months Ended September 30,		For the Period from June 24, 2024 (Inception) Through September 30,
	2025		2024		2025		2024
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss)	$62,771	$20,923	$—	$(47,447)	$3,606,942	$1,202,314	$—	$(77,427)
Denominator:
Basic and diluted weighted average shares outstanding	25,000,000	8,333,333	—	8,333,333	25,000,000	8,333,333	—	8,333,333
Basic and diluted net income (loss) per ordinary share	$0.00	$0.00	$—	$(0.01)	$0.14	$0.14	$—	$(0.01)